Note 9 - Dividends Distribution	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of dividends [text block]
9	Dividends distribution

On
November 1, 2017,
the Company’s Board of Directors approved the payment of an interim dividend of
$0.13
per share (
$0.26
per ADS), or approximately
$153
million, paid on
November 22, 2017,
with an ex-dividend date of
November 20, 2017.

On
May 3, 2017,
the Company’s Shareholders approved an annual dividend in the amount of
$0.41
per share (
$0.82
per ADS). The amount approved included the interim dividend previously paid in
November 23, 2016
in the amount of
$0.13
per share (
$0.26
per ADS). The balance, amounting to
$0.28
per share (
$0.56
per ADS), was paid on
May 24, 2017.
In the aggregate, the interim dividend paid in
November 2016
and the balance paid in
May 2017
amounted to approximately
$484.0
million

On
May 4, 2016
the Company’s Shareholders approved an annual dividend in the amount of
$0.45
per share (
$0.90
per ADS). The amount approved included the interim dividend previously paid in
November 25, 2015
in the amount of
$0.15
per share (
$0.30
per ADS). The balance, amounting to
$0.30
per share (
$0.60
per ADS), was paid on
May 25, 2016.
In the aggregate, the interim dividend paid in
November 2015
and the balance paid in
May 2016
amounted to approximately
$531.2
million.

On
May 6, 2015
the Company’s Shareholders approved an annual dividend in the amount of
$0.45
per share (
$0.90
per ADS). The amount approved included the interim dividend previously paid in
November 27, 2014
in the amount of
$0.15
per share (
$0.30
per ADS). The balance, amounting to
$0.30
per share (
$0.60
per ADS), was paid on
May 20, 2015.
In the aggregate, the interim dividend paid in
November 2014
and the balance paid in
May 2015
amounted to approximately
$531.2
million.